Shareholders’ Equity (Details) - Schedule of option activity - Employee Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) - Schedule of option activity [Line Items]
Number of Options, Outstanding at beginning of period	[1]	12,848,788	11,544,622
Weighted average exercise price, Outstanding at beginning of period (in Dollars per shre)	[1]	$ 0.63	$ 0.76
Number of Options, Granted	[2]	13,578,000	3,775,000
Weighted average exercise price, Granted (in Dollars per share)	[2]	$ 0.32	$ 0.55
Number of Options, Exercised		(769,205)	(1,200,000)
Weighted average exercise price, Exercised (in Dollars per share)		$ 0.30	$ 0.08
Number of Options, Forfeited		(1,580,833)	(1,270,834)
Weighted average exercise price, Forfeited (in Dollars per share)		$ 1.32	$ 0.78
Number of Options, Outstanding at the end of period		24,076,750	12,848,788	[1]
Weighted average exercise price, Outstanding at the end of period (in Dollars per share)		$ 0.47	$ 0.63	[1]
Weighted Average remaining contractual term (in years)		1 year 222 days	1 year 58 days
Number of Options, Exercisable at the end of period		12,642,667	8,200,872
Weighted Average remaining contractual term (in years), Exercisable at the end of period		317 days	215 days

[1]	Incentive Plan In November 2015, the Board of Directors of the Company authorized a share option plan (“2016 Equity Incentive Plan”). The 2016 Equity Incentive Plan provides for the grant of share options to service provider, employees and office holders of the Company. Awards may be granted under the 2016 Equity Incentive Plan until November 2025, when the 2016 Equity Incentive Plan expires. According to the 2016 Equity Incentive Plan, the aggregate number of Ordinary Shares that may be granted pursuant to awards will not exceed 15% of the Company’s capital on a fully diluted basis.
[2]	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions: